Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	Dec. 31, 2014
Offering cost	$ 1,595,832
Common Stock [Member]
Offering cost	1,595,832
Additional Paid-in Capital [Member]
Offering cost	1,595,832
Receivable From Issuance of Shares [Member]
Offering cost	1,595,832
Accumulated Other Comprehensive Loss [Member]
Offering cost	1,595,832
Accumulated Deficit [Member]
Offering cost	1,595,832
Series C Preferred Stock [Member]
Offering cost	76,367
Series C Preferred Stock [Member] | Common Stock [Member]
Offering cost	76,367
Series C Preferred Stock [Member] | Additional Paid-in Capital [Member]
Offering cost	76,367
Series C Preferred Stock [Member] | Receivable From Issuance of Shares [Member]
Offering cost	76,367
Series C Preferred Stock [Member] | Accumulated Other Comprehensive Loss [Member]
Offering cost	76,367
Series C Preferred Stock [Member] | Accumulated Deficit [Member]
Offering cost	$ 76,367